Related party transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related party transactions
Change in fair value of loan receivable	$ 8,246,000	$ 8,624,000
Repurchase of shares resulted from Tender offer (in shares)		(1,655,426)
Number of shares acquired from one of the key shareholders and key managers of the Group.	1,030,217
Andrey Fadeev
Related party transactions
Key shareholders ownership percentage	21.97%	21.97%
Boris Gertsovsky
Related party transactions
Key shareholders ownership percentage	15.08%	15.08%
Dmitrii Bukhman
Related party transactions
Key shareholders ownership percentage	20.54%	20.54%
Igor Bukhman
Related party transactions
Key shareholders ownership percentage	20.54%	20.54%
Related Parties. [member] | Loan Receivable [member] | Accumulated impairment [member]
Related party transactions
Financial assets	$ (42,717,000)	$ (25,166)